Commitments and contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Lease expiration date	Dec. 31, 2022
Operating leases rent expense	$ 578	$ 456	$ 405
Future minimum lease payments under non-cancelable operating leases	$ 945